Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal			$ (4)	$ 0	$ 0
State			582	0	0
Deferred:
Federal			(225)	0	0
State			(42)	0	0
Provision for income taxes	$ 540	$ 0	$ 311	$ 0	$ 0